Note 5 - Common Stock (Details) - Stockholders' Equity Note, Warrants	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2013
Stockholders' Equity Note, Warrants [Abstract]
Balance	7,459,666	790,000	7,187,001
Granted	267,335	6,919,666
Exercised	(500,000)	(250,000)
Expired	(40,000)
Balance	7,187,001	7,459,666	7,187,001